Commitments (Tables)	12 Months Ended
Dec. 31, 2018
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Operating Lease Minimum Payment
The Corporation leases various properties, vehicles, equipment and others under non-cancellable operating lease agreements.

Future minimum payments under operating leases are as follows:

(in millions of Canadian dollars)	2018	2017
No later than one year	38	31
Later than one year but no later than five years	66	40
More than five years	13	5
	117	76

Capital and Raw Material Commitments
Capital and raw materials commitments

Capital expenditures and raw material contracted at the end of the reporting date but not yet incurred are as follows:

	2018		2017
(in millions of Canadian dollars)	PROPERTY, PLANT AND EQUIPMENT	INTANGIBLE ASSETS	PROPERTY, PLANT AND EQUIPMENT	INTANGIBLE ASSETS
No later than one year	84	8	51	8
Later than one year but no later than five years	8	6	—	14
More than five years	—	—	—	—
	92	14	51	22